Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
C000001474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,832	$ 11,832	$ 11,832	$ 11,422	$ 11,541	$ 12,472	$ 11,828	$ 11,466	$ 10,850	$ 10,686	$ 10,597	$ 9,977	$ 9,578
Average Annual Return, Percent	(0.80%)	(0.23%)	1.70%
C000001474 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,352	$ 12,352	$ 12,352	11,925	12,049	13,021	12,348	11,971	11,328	11,156	11,063	10,416	10,000
Average Annual Return, Percent	3.59%	0.63%	2.14%
C000001477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,600	$ 12,600	$ 12,600	12,141	12,242	13,199	12,503	12,096	11,422	11,224	11,107	10,442	10,000
Average Annual Return, Percent	3.78%	0.82%	2.34%
C000137693 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,586	$ 11,586	$ 11,586	11,185	11,302	12,301	11,770	11,500	10,968	10,887	10,874	10,332	10,000
Average Annual Return, Percent	2.85%	(0.17%)	1.48%
C000001478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 12,063	$ 12,063	$ 12,063	11,692	11,765	12,687	12,089	11,622	10,981	10,772	10,691	10,010	9,577
Average Annual Return, Percent	(1.18%)	(0.12%)	1.89%
C000001478 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,597	$ 12,597	$ 12,597	12,209	12,286	13,248	12,624	12,136	11,467	11,249	11,164	10,452	10,000
Average Annual Return, Percent	3.18%	0.75%	2.34%
C000001481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,844	$ 12,844	$ 12,844	12,426	12,481	13,430	12,771	12,264	11,568	11,318	11,213	10,471	10,000
Average Annual Return, Percent	3.36%	0.93%	2.53%
C000137694 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,813	$ 11,813	$ 11,813	11,450	11,522	12,527	12,032	11,658	11,107	10,977	10,985	10,369	10,000
Average Annual Return, Percent	2.33%	(0.07%)	1.68%
C000001486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,666	$ 11,666	$ 11,666	11,285	11,412	12,307	11,532	11,329	10,799	10,640	10,467	9,913	9,580
Average Annual Return, Percent	(1.01%)	(0.27%)	1.55%
C000001486 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,177	$ 12,177	$ 12,177	11,780	11,912	12,846	12,037	11,825	11,272	11,106	10,926	10,347	10,000
Average Annual Return, Percent	3.37%	0.59%	1.99%
C000001489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,431	$ 12,431	$ 12,431	11,987	12,110	13,031	12,186	11,946	11,361	11,179	10,973	10,370	10,000
Average Annual Return, Percent	3.70%	0.80%	2.20%
C000137695 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,420	$ 11,420	$ 11,420	11,048	11,172	12,141	11,467	11,356	10,909	10,843	10,750	10,258	10,000
Average Annual Return, Percent	2.56%	(0.21%)	1.34%
C000001490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,604	$ 11,604	$ 11,604	11,232	11,352	12,122	11,602	11,162	10,636	10,527	10,442	9,892	9,577
Average Annual Return, Percent	(1.06%)	(0.09%)	1.50%
C000001490 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,117	$ 12,117	$ 12,117	11,729	11,854	12,658	12,115	11,655	11,106	10,992	10,904	10,330	10,000
Average Annual Return, Percent	3.31%	0.78%	1.94%
C000001493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,369	$ 12,369	$ 12,369	11,940	12,049	12,845	12,257	11,768	11,190	11,061	10,948	10,351	10,000
Average Annual Return, Percent	3.60%	1.00%	2.15%
C000137696 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,374	$ 11,374	$ 11,374	11,009	11,127	11,975	11,552	11,204	10,754	10,731	10,730	10,247	10,000
Average Annual Return, Percent	2.59%	(0.02%)	1.30%
C000001494 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 12,002	$ 12,002	$ 12,002	11,540	11,808	12,564	11,958	11,607	10,856	10,659	10,661	10,012	9,580
Average Annual Return, Percent	(0.36%)	(0.19%)	1.84%
C000001494 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,528	$ 12,528	$ 12,528	12,046	12,325	13,115	12,482	12,115	11,332	11,126	11,128	10,451	10,000
Average Annual Return, Percent	4.00%	0.67%	2.28%
C000001497 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,777	$ 12,777	$ 12,777	12,263	12,522	13,297	12,628	12,231	11,431	11,194	11,168	10,469	10,000
Average Annual Return, Percent	4.19%	0.88%	2.48%
C000137697 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,757	$ 11,757	$ 11,757	11,305	11,567	12,399	11,892	11,645	10,981	10,870	10,954	10,368	10,000
Average Annual Return, Percent	3.17%	(0.14%)	1.63%
C000001498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,738	$ 11,738	$ 11,738	11,336	11,437	12,389	11,728	11,394	10,816	10,669	10,555	9,928	9,584
Average Annual Return, Percent	(0.84%)	(0.26%)	1.62%
C000001498 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,248	$ 12,248	$ 12,248	11,828	11,934	12,927	12,237	11,888	11,286	11,132	11,014	10,359	10,000
Average Annual Return, Percent	3.55%	0.60%	2.05%
C000001501 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,489	$ 12,489	$ 12,489	12,038	12,121	13,105	12,380	12,012	11,373	11,200	11,062	10,386	10,000
Average Annual Return, Percent	3.75%	0.78%	2.25%
C000137698 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,488	$ 11,488	$ 11,488	11,094	11,194	12,223	11,661	11,418	10,928	10,868	10,838	10,276	10,000
Average Annual Return, Percent	2.72%	(0.20%)	1.40%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Account Value	$ 12,551	$ 12,551	$ 12,551	12,200	12,177	12,950	12,369	11,908	11,227	11,088	10,915	10,326	10,000
Average Annual Return, Percent	2.88%	1.06%	2.30%
S and P Municipal Bond Arizona Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Arizona Index
Account Value	$ 12,439	$ 12,439	$ 12,439	12,042	12,081	12,781	12,225	11,804	11,161	11,052	10,897	10,332	10,000
Average Annual Return, Percent	3.30%	1.05%	2.21%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.59%	0.29%	1.56%
S And P Municipal Bond Colorado Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Colorado Index
Account Value	$ 13,095	$ 13,095	$ 13,095	12,655	12,625	13,469	12,733	12,272	11,527	11,309	11,114	10,436	10,000
Average Annual Return, Percent	3.48%	1.31%	2.73%
S And P Municipal Bond Maryland Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Maryland Index
Account Value	$ 11,987	$ 11,987	$ 11,987	11,750	11,723	12,441	12,061	11,563	10,958	10,909	10,741	10,260	10,000
Average Annual Return, Percent	2.01%	0.72%	1.83%
Lipper Maryland Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Maryland Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.92%	0.48%	1.62%
S And P Municipal Bond New Mexico Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond New Mexico Index
Account Value	$ 11,919	$ 11,919	$ 11,919	11,665	11,661	12,243	11,901	11,427	10,886	10,842	10,679	10,242	10,000
Average Annual Return, Percent	2.18%	0.85%	1.77%
S And P Municipal Bond Pennsylvania Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Pennsylvania Index
Account Value	$ 12,691	$ 12,691	$ 12,691	12,333	12,357	13,150	12,532	12,052	11,316	11,146	10,965	10,362	10,000
Average Annual Return, Percent	2.90%	1.04%	2.41%
Lipper Pennsylvania Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Pennsylvania Municipal Debt Funds Classification Average
Average Annual Return, Percent	3.22%	0.55%	1.98%
Lipper Virginia Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Virginia Municipal Debt Funds Classification Average
Average Annual Return, Percent	3.05%	0.30%	1.51%
S And P Municipal Bond Virginia Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Virginia Index
Account Value	$ 12,309	$ 12,309	$ 12,309	$ 12,008	$ 12,014	$ 12,733	$ 12,339	$ 11,776	$ 11,151	$ 11,073	$ 10,875	$ 10,291	$ 10,000
Average Annual Return, Percent	2.51%	0.89%	2.10%